Capital Stock (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2021, 2020, and 2019 is as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	579,913	14.32	605,594	14.16	359,496	18.45
Granted	—	—	—	—	277,066	8.00
Exercised	(5,080)	8.71	(25,681)	10.47	(30,968)	8.96
Forfeited / expired	(3,028)	15.73	—	—	—	—
Outstanding - end of year	571,805	14.36	579,913	14.32	605,594	14.16

Exercisable - end of year	500,073	15.27	404,716	16.92	309,609	19.12

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2021, 2020 and 2019 is as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	175,197	8.30	295,984	8.96	134,809	13.30
Granted	—	—	—	—	218,223	8.00
Vested	(100,437)	8.29	(120,787)	9.93	(57,048)	15.54
Forfeited / expired	(3,028)	15.73	—	—	—	—
Outstanding non-vested stock options - end of year	71,732	8.00	175,197	8.30	295,984	8.96